INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Raw materials	$ 222,826	$ 310,394
Work-in-process	139,116	265,109
Finished goods	817,699	948,592
Inventories	1,179,641	1,524,095
Amount of finished goods includes modules	$ 112,440	161,138
Federal Investment Tax Credit (as a percentage)	5.00%
Inventory written down	$ 113,079	$ 7,475	$ 14,070